Financial risk management (Details 2) $ in Thousands	Dec. 31, 2024 USD ($)
US$ exposure
Financial risk management
Exchange rate	6.1923
Assets (liabilities) net exposure	$ (22,737)
US$ exposure | Reasonably possible scenario -4.10%
Financial risk management
Percentage of variation in risk factor (as a percent)	(4.10%)
Exchange rate	5.9398
Assets (liabilities) net exposure	$ 927
US$ exposure | Exchange rate depreciation -47%
Financial risk management
Percentage of variation in risk factor (as a percent)	(47.00%)
Exchange rate	3.2819
Assets (liabilities) net exposure	$ 10,686
US$ exposure | Exchange rate depreciation -17%
Financial risk management
Percentage of variation in risk factor (as a percent)	(17.00%)
Exchange rate	5.1396
Assets (liabilities) net exposure	$ 3,865
US$ exposure | Exchange rate appreciation 47%
Financial risk management
Percentage of variation in risk factor (as a percent)	47.00%
Exchange rate	9.1027
Assets (liabilities) net exposure	$ (10,686)
US$ exposure | Exchange rate appreciation 17%
Financial risk management
Percentage of variation in risk factor (as a percent)	17.00%
Exchange rate	7.245
Assets (liabilities) net exposure	$ (3,865)
£ exposure
Financial risk management
Exchange rate	7.762
Assets (liabilities) net exposure	$ (18)
£ exposure | Reasonably possible scenario -2.80%
Financial risk management
Percentage of variation in risk factor (as a percent)	(2.80%)
Exchange rate	7.5439
Assets (liabilities) net exposure	$ 1
£ exposure | Exchange rate depreciation -40%
Financial risk management
Percentage of variation in risk factor (as a percent)	(40.00%)
Exchange rate	4.6572
Assets (liabilities) net exposure	$ 7
£ exposure | Exchange rate depreciation -17%
Financial risk management
Percentage of variation in risk factor (as a percent)	(17.00%)
Exchange rate	6.4425
Assets (liabilities) net exposure	$ 3
£ exposure | Exchange rate appreciation 40%
Financial risk management
Percentage of variation in risk factor (as a percent)	40.00%
Exchange rate	10.8668
Assets (liabilities) net exposure	$ (7)
£ exposure | Exchange rate appreciation 17%
Financial risk management
Percentage of variation in risk factor (as a percent)	17.00%
Exchange rate	9.0815
Assets (liabilities) net exposure	$ (3)